Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 24,468	$ 24,409
External service revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	24,468	24,409
Total services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	21,207	21,073
Total services | External service revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	21,207	21,073
Wireless voice and data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	7,053	7,136
Data [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	8,439	8,117
Data [Member] | U.S. | Bell CTS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	322
Wireline voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,520	2,672
Wireline voice | U.S. | Bell CTS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	70
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,882	2,830
Other wireline services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	313	318
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,261	3,336
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,634	2,715
Wireline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 627	$ 621